Significant acquisition and disposition - Additional Information (Detail) - CAD ($) $ in Millions	Jan. 31, 2024	Oct. 31, 2023	Nov. 29, 2022
Statement [Line Items]
Assets	$ 1,974,405	$ 2,006,531
Liabilities	1,857,917	$ 1,891,384
Disposal groups classified as held for sale [member]
Statement [Line Items]
Assets	2,700
Liabilities	$ 2,700
HSBC Canada [member]
Statement [Line Items]
Percentage of voting equity interests acquired			100.00%
Cash transferred			$ 13,500
Par value of preferred shares and subordinated debt			$ 2,100